Other Provisions	12 Months Ended
Jun. 30, 2026
Other Provisions1 [Abstract]
Other Provisions	Other provisions

	SA Rand
Figures in million	2026	2025
Provision for silicosis settlement	252	261
Retirement benefit obligation	—	—
Total other provisions	252	261
Current portion of other provisions	77	65
Non-current portion of other provisions	175	196
Provision for silicosis settlement

Critical accounting estimates and judgements
The provision amount was based on estimates of the number of potential claimants, levels of disease progression and take-up rates. These estimates were informed by historic information, published academic research and professional opinion. The key assumptions that were made in the determination of the provision amount include:
•Silicosis prevalence rates
•Estimated settlement per claimant
•Benefit take-up rates
•Disease progression rates
•Timing of cash flows
A discount rate of 7.4% (2025: 8.2%) (2024: 9.3%) was used, based on South African government bonds with similar terms to the obligation.
Significant judgement is applied in estimating the cost that will be required to settle any future claims. There is uncertainty with regards to the rate at which potential claims would be reported as well as the benefit take-up rates. Refer to sensitivity analysis on the key assumptions below. The ultimate cost may differ from current estimates.

25Other provisions continued
Provision for silicosis settlement continued
Harmony and certain of its subsidiaries (Harmony group), together with other mining companies, were named in a class action suit for silicosis and tuberculosis which was certified by the Johannesburg High Court in May 2016. On 26 July 2019, the Johannesburg
High Court approved the settlement of the silicosis and tuberculosis class action suit between the Occupational Lung Disease Gold
Working Group (the Working Group) – representing Gold Fields, African Rainbow Minerals, Anglo American SA, AngloGold Ashanti,
Harmony and Sibanye Stillwater – and lawyers representing affected mineworkers (settlement agreement). The mandatory three-
month period, during which potential beneficiaries could opt out of the settlement agreement and the audit thereof was completed in
December 2019. The Tshiamiso Trust was set up to oversee the tracking and tracing of class members, process all submitted claims, including the undertaking of benefit medical examinations, and pay benefits to eligible claimants. A jointly controlled Special
Purpose Vehicle has been set up to act as an agent for the Working Group in relation to certain matters set out in the settlement agreement and trust deed. Claims will be accepted for a twelve-year period with an effective date of December 2019.
The Working Group paid the legal costs of the claimants’ attorneys and other initial amounts as set out in the settlement agreement in 2021. On 31 January 2020, the Working Group commenced the payment of their quarterly administration and benefit contributions to the Tshiamiso Trust to enable the trustees to settle benefits of eligible claimants. Those payments are revisited as necessary annually, based on activities and claims.
Harmony has provided for the estimated cost of the settlement based on actuarial assessments. A portion of the provision has been transferred to current liabilities. The nominal amount for Harmony group at 30 June 2026 is R300 million.
The following is a reconciliation of the total provision for the silicosis settlement:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	261	255
Change in estimate (a)	12	2
Time value of money and inflation component	19	21
Payments (b)	(40)	(17)
Balance at end of year	252	261
Current portion of silicosis settlement provision	77	65
Non-current portion of silicosis settlement provision	175	196
(a)The change in estimate relates mainly to a change in the assumptions due to the potential preserved claims, which resulted in an increase of the estimated obligation as at 30 June 2026. This was offset due to the availability of actual exit data and an adjustment to the take-up rate.
(b)These payments comprise of administration, preserved claims payouts and benefit contributions to the Tshiamiso Trust.
During the 2025 financial year, Harmony had surplus funds available in the Tshiamiso Trust and, in accordance with instructions from the Tshiamiso Trust, did not make any further contributions. Benefit contributions resumed during the 2026 financial year.
Sensitivity analysis
Management has considered the information available regarding key assumptions, as well as the uncertainties and term of the projections, and determined variances for a reasonable (possible) range to apply to the key assumptions. Information considered included medical data and evidence from the silicosis claim process. Management also considered the guidance provided by the actuarial specialists as to what could be a reasonably possible change for each item. The impact of these reasonable possible changes on the assumptions would not have a material impact on the balance.
The ultimate outcome of this matter remains uncertain, with the number of eligible potential claimants successfully submitting claims and receiving compensation being uncertain. The provision recorded in the financial statements is consequently subject to adjustment or reversal in the future.
Retirement benefit obligation

Critical accounting estimates and judgements
An updated actuarial valuation was carried out at the end of each financial year up until the 2024 year. During September 2024,
Harmony entered into an agreement with RMA Life Assurance Company Limited (RMA) to transfer a once-off amount of
R350 million to RMA as a single premium for the transfer of the liability in respect of the medical promise and medical aid subsidy, and the administration thereof from Harmony to RMA. For 2025, the net liability was measured at Rnil based on the agreement entered into with RMA.

25Other provisions continued
Retirement benefit obligation continued
Pension and provident funds
The group contributed to several pension and provident funds governed by the Pension Funds Act, 1956 for the employees of its South African subsidiaries. The pension funds are multi-employer defined contribution industry plans. The group’s liability is therefore limited to its monthly determined contributions. The provident funds are funded on a “monetary accumulative basis”
with the member’s and employer’s contributions having been fixed in the constitution of the funds. The Australian group companies make contributions to each employee’s superannuation (pension) funds in accordance with the Superannuation Guarantee Scheme
(SGS). The SGS is a Federal Government initiative enforced by law which compels employers to make regular payments to regulated funds providing for each employee on their retirement. The SGS was set at a minimum of 12.0% of gross salary and wages for the 2026 year (2025: 11.5%). The fund is a defined contribution plan. The PNG Superannuation Act 2002 requires a compulsory employer contribution of 8.4% (2025: 8.4%) into an approved superannuation (pension) fund if an employee is appointed for a period of three months or more. The approved superannuation funds are defined contribution plans.
Substantially all the group’s employees are covered by the above mentioned retirement benefit plans. Funds contributed by the group for the 2026 financial year amounted to R1.5 billion (2025: R1.3 billion).
Post-retirement benefits other than pensions
Harmony inherited post-retirement medical benefit obligations with the Freegold acquisition in 2002, the Moab Khotsong acquisition in 2018 and the Mponeng acquisition in 2021. Except for the above mentioned employees, Harmony has no other post-retirement benefit obligation for the other group employees.
The following is a reconciliation of the retirement benefit obligation:

	SA Rand
Figures in million	2026	2025
Balance at beginning of year	—	290
Contributions paid	—	(2)
Finance costs	—	6
Remeasurement of liability	—	56
Transfer of liability (a)	—	(350)
Balance at end of year (non-current)	—	—
(a)During September 2024, Harmony transferred a once-off amount of R350 million to RMA as a single premium for the transfer of the economic and financial risk associated with the liability of R294 million. Harmony and RMA have fulfilled all the relevant clauses per the contract, and the liability was transferred to RMA.